Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
			Summary	Average
	Summary		Compensation	Compensation
Fiscal	Compensation	Compensation	Table Total for	Actually Paid to		Peer
Year	Table Total for	Actually Paid to	Non-PEO NEOs	Non-PEO NEOs	Company	Group TSR	Net Loss ($in	Revenue ($)
(a)	PEO ($) (b)	PEO ($) (b)(c)	($) (d)	($) (d)(e)	TSR ($) (f)	($) (g)	millions) (h)	(i)
2023	4,811,321	1,442,474	1,421,886	660,598	55	71	(108,056)	123,394
2022	2,458,801	(3,687,206)	1,393,423	581,404	156	120	(147,232)	130,484
2021	3,585,248	11,728,338	1,235,462	2,386,582	400	164	(101,025)	69,585
(a)	This statement includes three fiscal years (2021, 2022, and 2023) rather than five because this is a transition year for the new regulation.
(b)	The principal executive officer (“PEO”) is Jason Few for all years shown.
(c)	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023
Summary Compensation Table (“SCT”) Total Compensation ($)	3,585,248	2,458,801	4,811,321
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,641,264)	(1,306,250)	(3,732,622)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	4,073,169	434,375	900,689
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,657,887	(1,833,203)	(142,382)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	53,298	(3,440,929)	(394,532)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Compensation Actually Paid ($)	11,728,338	(3,687,206)	1,442,474

(d)	The following Non-PEO NEOs are included in the average figures shown: 2023: Mr. Bishop, Mr. Dolger, Mr. Lisowski and Mr. Feasel, 2022: Mr. Bishop, Mr. Dolger, Mr. Lisowski and Mr. Feasel, and 2021: Mr. Bishop, Mr. Dolger, Mr. Lisowski, Mr. Leo and Ms. Arasimowicz.
(e)	CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above
Average SCT Total Compensation ($)	1,235,462	1,393,423	1,421,886
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	(654,102)	(697,361)	(799,382)
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year ($)	939,440	256,623	187,271
Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	777,820	(336,736)	(87,520)
Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—
Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	87,963	(34,544)	(61,657)
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Average Compensation Actually Paid ($)	2,386,582	581,404	660,598

(f)   Represents our TSR calculated from October 31, 2020 for the measurement periods ending October 31 of each of 2021, 2022 and 2023, respectively.

(g)  Represents the peer group TSR calculated from October 31, 2020 for the measurement periods ending on October 31 of each of 2021, 2022 and 2023, respectively. The peer group used for this purpose is the following published industry index: NASDAQ Clean Edge Green Energy Total Return Index.

(h)   Reflects “Net Loss” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the years ended October 31, 2021, 2022 and 2023.

(i)   The Company-selected measure is “Revenue” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the years ended October 31, 2021, 2022 and 2023.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(b)	The principal executive officer (“PEO”) is Jason Few for all years shown.

Peer Group Issuers, Footnote

(g)  Represents the peer group TSR calculated from October 31, 2020 for the measurement periods ending on October 31 of each of 2021, 2022 and 2023, respectively. The peer group used for this purpose is the following published industry index: NASDAQ Clean Edge Green Energy Total Return Index.

PEO Total Compensation Amount	$ 4,811,321	$ 2,458,801	$ 3,585,248
PEO Actually Paid Compensation Amount	$ 1,442,474	(3,687,206)	11,728,338
Adjustment To PEO Compensation, Footnote
(c)	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023
Summary Compensation Table (“SCT”) Total Compensation ($)	3,585,248	2,458,801	4,811,321
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,641,264)	(1,306,250)	(3,732,622)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	4,073,169	434,375	900,689
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,657,887	(1,833,203)	(142,382)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	53,298	(3,440,929)	(394,532)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Compensation Actually Paid ($)	11,728,338	(3,687,206)	1,442,474

Non-PEO NEO Average Total Compensation Amount	$ 1,421,886	1,393,423	1,235,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 660,598	581,404	2,386,582
Adjustment to Non-PEO NEO Compensation Footnote
(d)	The following Non-PEO NEOs are included in the average figures shown: 2023: Mr. Bishop, Mr. Dolger, Mr. Lisowski and Mr. Feasel, 2022: Mr. Bishop, Mr. Dolger, Mr. Lisowski and Mr. Feasel, and 2021: Mr. Bishop, Mr. Dolger, Mr. Lisowski, Mr. Leo and Ms. Arasimowicz.
(e)	CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above
Average SCT Total Compensation ($)	1,235,462	1,393,423	1,421,886
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	(654,102)	(697,361)	(799,382)
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year ($)	939,440	256,623	187,271
Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	777,820	(336,736)	(87,520)
Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—
Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	87,963	(34,544)	(61,657)
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Average Compensation Actually Paid ($)	2,386,582	581,404	660,598

Tabular List, Table

As described in greater detail in the section above entitled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected to incentivize our NEOs. The five operating performance measures listed below represent the most important metrics we used to link CAP to financial performance for fiscal year 2023, as further described in the section above entitled “Compensation Discussion and Analysis.”

Most Important Performance Measures

1. Total Revenue

2. Order Bookings

3. Total Unrestricted Cash

4. Adjusted EBITDA

5. Total Reportable Injury Rate

Total Shareholder Return Amount	$ 55	156	400
Peer Group Total Shareholder Return Amount	71	120	164
Net Income (Loss)	$ (108,056,000)	$ (147,232,000)	$ (101,025,000)
Company Selected Measure Amount	123,394,000	130,484,000	69,585,000
PEO Name	Jason Few
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description

(i)   The Company-selected measure is “Revenue” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the years ended October 31, 2021, 2022 and 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Order Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Total Unrestricted Cash
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Total Reportable Injury Rate
PEO | Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,732,622)	$ (1,306,250)	$ (2,641,264)
PEO | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,689	434,375	4,073,169
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,382)	(1,833,203)	6,657,887
PEO | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(394,532)	(3,440,929)	53,298
Non-PEO NEO | Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(799,382)	(697,361)	(654,102)
Non-PEO NEO | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,271	256,623	939,440
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,520)	(336,736)	777,820
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (61,657)	$ (34,544)	$ 87,963